Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Cash Dividends [Abstract]
Schedule of Dividends	Dividends declared were as follows:

	2022				2021
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$486,043		$0.7130		$423,023		$0.6669
Preferred shares, Series A	C$	6,194	C$	1.2905	C$	6,194	C$	1.2905
Preferred shares, Series D	C$	5,091	C$	1.2728	C$	5,091	C$	1.2728